SHARE-BASED COMPENSATION - Non vested shares activities (Details) - Non-vested shares - USD ($)	1 Months Ended		9 Months Ended	12 Months Ended
	Nov. 30, 2018	Jul. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Mar. 31, 2017
Number of shares
Outstanding at the beginning of the period (in shares)			2,700,000	2,625,000	120,000
Granted (in shares)				2,572,584	2,700,000
Vested (in shares)			(60,000)	(2,068,586)	(60,000)
Forfeited (in shares)			(15,000)	(71,250)	(60,000)
Cancelled (in shares)	(557,470)	(1,262,250)
Outstanding at the end of the period (in shares)			2,625,000	1,795,498	2,700,000
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)			$ 1.661	$ 1.650	$ 2.145
Granted (in dollars per share)				0.537	1.650
Vested (in dollars per share)			2.145	0.872	2.145
Forfeited (in dollars per share)			1.650	1.650	1.650
Cancelled (in dollars per share)				1.650
Outstanding at the end of the period (in dollars per share)			$ 1.650	$ 0.951	$ 1.661
Additional disclosures
Total fair value of shares vested			$ 148,500	$ 2,591,875	$ 157,176
Number of vested shares withheld upon vesting to satisfy the minimum tax withholding obligation			11,252	93,496	11,624